Intangible Assets, Net	6 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
10.	INTANGIBLE ASSETS, NET

As of September 30, 2023 and March 31, 2024, intangible assets, net consisted of the following:

	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Patents	$2,354,460	$2,379,145
Software	614,206	620,646
Subtotal	2,968,666	2,999,791
Accumulated amortization	(395,822)	(699,951)
Intangible assets, net	$2,572,844	$2,299,840

Intangible assets including patents and software copyright which were considered as important underlying assets in the business acquisition of Changzhou Sixun (Note 3), and were identified and recognized based on a formal valuation report issued by the independent third-party valuation specialist.

For the six months ended March 31, 2023 and 2024, amortization of intangible assets was $103,493 and $300,558, respectively.

The following is a schedule, by fiscal years, of amortization of intangible assets as of March 31, 2024:

Years ending September 30,	Amount (Unaudited)
Remaining in fiscal year 2024	$300,558
2025	601,115
2026	601,115
2027	601,115
2028	195,937
Total	$2,299,840